EXPLORATION, EVALUATION AND PROJECT EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Total exploration, evaluation and project expenses	$ 361	$ 350
Corporate and other
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Global exploration and evaluation	143	123
Corporate development	10	15
Minesite exploration and evaluation	40	75
Reko Diq [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	60	14
Lumwana [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	37	0
Pascua-Lama
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	26	52
Pueblo Viejo [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	4	24
Other projects [Member]
Disclosure of detailed information about exploration, evaluation and project expenses [Line Items]
Project costs	$ 41	$ 47